INVESTMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVESTMENTS

NOTE 12 — INVESTMENTS

Other Investments

As of December 31, 2023, and 2022, other investments value consist of:

	As of December 31,
	2023	2022
		As restated
Investments in YouGo World	$28,698	$28,698
	$28,698	$28,698

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in YouGo World ltd., a start-up company focusing on mixed reality platforms, content, and services.

Investments in Joint Venture

As of December 31, 2023, and 2022, investments in joint venture consists of:

	As of December 31,
	2023	2022
		As restated
Investments in Health 360 Pte Ltd	$379	$373
	$379	$373

The Company has restated the Investments in Health 360 Pte Ltd of $379 ($373) as Investments in Joint Venture from the earlier classification of Investments at Fair Value. The Investment represents 50% shareholding for the Group.